Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2012 and 2011.

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$797	$0		$797		$0
State, municipalities and political subdivisions	30,181	0		30,181		0
Foreign governments	403	0		403		0
Commercial mortgage-backed	1,454	0		1,454		0
Residential mortgage-backed	8,810	0		8,810		0
Corporate	80,469	0		78,986		1,483
Equity securities:
Non-redeemable preferred stocks	6,908	0		6,907		1
Short-term investments	2,126	2,126	(b)	0		0
Assets held in separate accounts	11,105	8,009	(a)	3,096	(c)	0
Total financial assets	$142,253	$10,135		$130,634		$1,484
Financial Liabilities
Liabilities related to separate accounts	$11,105	$8,009	(a)	$3,096	(c)	$0

	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$747	$0		$747		$0
State, municipalities and political subdivisions	30,454	0		30,454		0
Foreign governments	878	0		878		0
Asset-backed	92	0		92		0
Commercial mortgage-backed	2,046	0		2,046		0
Residential mortgage-backed	9,206	0		9,206		0
Corporate	79,274	0		77,214		2,060
Equity securities:
Non-redeemable preferred stocks	6,066	0		6,065		1
Short-term investments	3,111	3,111	(b)	0		0
Assets held in separate accounts	10,939	7,854	(a)	3,085	(c)	0
Total financial assets	$142,813	$10,965		$129,787		$2,061
Financial Liabilities
Liabilities related to separate accounts	$10,939	$7,854	(a)	$3,085	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers out (1)	Balance, end of period
Fixed maturity securities
Corporate	$2,060	$(11)	$52	$(618)	$0	$1,483
Equity securities
Non-redeemable preferred stocks	1	0	1	0	(1)	1
Total level 3 assets	$2,061	$(11)	$53	$(618)	$(1)	$1,484
	Year Ended December 31, 2011
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers in (1)	Balance, end of period
Fixed maturity securities
Corporate	$1,187	$(19)	$91	$(281)	$1,082	$2,060
Equity securities
Non-redeemable preferred stocks	0	0	1	0	0	1
Total level 3 assets	$1,187	$(19)	$92	$(281)	$1,082	$2,061

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of goodwill impairment charges	The following table presents the goodwill impairment charges as of December 31, 2012, 2011 and 2010:
	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$790

Schedule of carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value

The following table discloses the carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value in the balance sheet as of December 31, 2012 and 2011.

	December 31, 2012
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$27,195	$30,443	$0	$0	$30,443
Policy loans	208	208	208	0	0
Total financial assets	$27,403	$30,651	$208	$0	$30,443
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,291	$3,636	$0	$0	$3,636
Funds held under reinsurance	92	92	92	0	0
Total financial liabilities	$3,383	$3,728	$92	$0	$3,636
	December 31, 2011
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$26,275	$28,733	$0	$0	$28,733
Policy loans	146	146	146	0	0
Total financial assets	$26,421	$28,879	$146	$0	$28,733
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,202	$3,486	$0	$0	$3,486
Funds held under reinsurance	91	91	91	0	0
Total financial liabilities	$3,293	$3,577	$91	$0	$3,486